Equity	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY

NOTE 16 - EQUITY

Ordinary Shares

As of June 30, 2025, 2024, 2023 and 2022, the Company had 4,003,859 ordinary shares, 20,443,634 (40,887 retrospectively adjusted for effect of reverse stock splits on September 24, 2024 and May 30, 2025) ordinary shares, 27,248,959 (1,090 retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025) , and 44,247,198 (9 retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025) ordinary shares issued and outstanding, respectively. Details of the movements in the Company’s ordinary shares during the three years ended June 30, 2025 are set forth below.

Securities purchase agreements

On July 30, 2022, the Company’s board of directors approved to acquire 100% of the equity interests of Chuangying and its subsidiaries from Lin Jianying, in consideration for an aggregate of 14,438,584 ordinary shares (3 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025) of the Company valued at RMB389.2 million (approximately $5.59 million) with a per share issuance price equal to 130% of the average of the Nasdaq closing price for the consecutive twenty trading days preceding July 26, 2022, or $0.39. Beijing Ningbanghonghe Assets Valuation Firm, a third-party appraiser based in Beijing, China, rendered a valuation report, in which the value of total shareholder equity in Chuangying was determined to be approximately RMB39.2 million.

On August 15, 2022, the Company’s board of directors approved the financing by the Company in the amount of $3,600,000 through the issuance and sale to Multi Rise Holdings Limited, a British Virgin Islands company, of 16,363,636 ordinary shares (3 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025) of the Company, par value $0.0001 per share, at a per share purchase price of $0.22, pursuant to a securities purchase agreement.

On September 19, 2022, the Company’s board of directors approved for issuance and sale of the Company’s ordinary shares up to an aggregate offering price of US$12,300,000 that the Company may sell to White Lion Capital LLC from time to time at the Company’s sole discretion over the commitment period, plus an aggregate of 1,329,729 of Ordinary Shares issuable to the Investor as commitment fee pursuant to the Purchase Agreement. On September 14, 2022, the Company issued 10,343,064 ordinary shares (2 shares retrospectively adjusted for effect of reverse stock splits on on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025) to White Lion Capital LLC for the aggregated consideration of $783,303.

On November 18, 2022, the Company entered into a securities purchase agreement with certain investors, pursuant to which each of the investors agreed to purchase and the Company agreed to issue and sell to the investors, an aggregation of 3,480,000 ordinary shares (14 shares retrospectively adjusted for effect of reverse stock splits on April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025) of the Company at the subscription price of US$1.00 per share for the aggregated consideration of US$3,480,000.

On December 20, 2022, the Company and its wholly owned subsidiary, E-Home Hong Kong, entered into an equity transfer agreement with Zhongrun, a limited liability company established in China and Ms. Ling Chen, pursuant to which Ms. Chen agreed to transfer 20% of the equity interests in Zhongrun to E-Home Hong Kong, in consideration for RMB20 million. On December 20, 2022, the Company issued 4,660,129 ordinary shares (19 shares retrospectively adjusted for effect of reverse stock splits on April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025) at a fair value of $2,853,596 (par value of $9,320 and additional paid-in capital of $2,844,276).

On January 6, 2023, the Company entered into a securities purchase agreement with eleven investors, including two entities and nine individuals, pursuant to which the investors agreed to purchase an aggregate of 40,650,406 ordinary shares (163 shares retrospectively adjusted for effect of reverse stock splits on April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025) of the Company for the purchase price of $0.492 per ordinary share, which is the average of the closing prices of the Company’s ordinary shares for the six consecutive trading days prior to January 3, 2023. The Company has received an aggregate of US$20 million proceeds in connection with the investment.

On January 27, 2023, the Company entered into a securities purchase agreement with certain investors, pursuant to which each of the investors agreed to purchase and the Company agreed to issue and sell to the investors an aggregate of 183,077,333 ordinary shares (732 shares retrospectively adjusted for effect of reverse stock splits on April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025) at a purchase price of US$0.383 per ordinary share for the aggregate gross proceeds of US$70,118,618 before deducting offering expenses.

On July 21, 2023, the Company entered into a securities purchase agreement with certain purchasers, pursuant which the Company will sell to the purchasers in a registered direct offering, an aggregate of 107,317,074 ordinary shares of par value $0.02 per share (4,293 ordinary shares of par value $10 per share retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025) for aggregate gross proceeds of $12,000,000, before deducting offering expenses. On July 25, 2023, the Company closed the registered direct offering.

On January 11, 2024, the Company entered into a securities purchase agreement with certain purchasers, pursuant to which the Company agreed to sell to the purchasers in a private placement 20,000,000 ordinary shares of the Company, at a purchase price of $0.68 per share (8,000 ordinary shares of par value $10 per share retrospectively adjusted for effect of reverse stock splits on February 14, 2024, September 24, 2024 and May 30, 2025) for an aggregate price of $13,600,000. The private placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 21, 2024, the Company entered into a securities purchase agreement with certain purchasers. Pursuant to the purchase agreement, the Company will sell to the purchasers in a registered direct offering, an aggregate of 10,000,000 ordinary shares of the Company at a price of $1.20 per share (20,000 ordinary shares of par value $10 per share retrospectively adjusted for effect of reverse stock splits on September 24, 2024 and May 30, 2025), for aggregate gross proceeds to the Company of $12,000,000, before deducting offering expenses.

On July 5, 2024, the Company entered into a securities purchase agreement with certain purchasers, pursuant to which the Company will sell to the purchasers in a registered direct offering, an aggregate of 65,000,000 ordinary shares of the Company at a price of $1.00 per share (130,000 ordinary shares of par value $500 per share retrospectively adjusted for effect of reverse stock splits on September 24, 2024 and May 30, 2025), for aggregate gross proceeds to the Company of $65,000,000, before deducting offering expenses. The offering was closed in July 2024.

On March 10, 2025, the Company entered into a securities purchase agreement with certain purchasers, pursuant to which the Company agreed to sell to the purchasers in a private placement 75,000,000 ordinary shares of the Company, at a purchase price of $0.20 per share (1,500,000 ordinary shares of par value $100 per share retrospectively adjusted for effect of reverse stock split on May 30, 2025), for an aggregate price of $15,000,000, before deducting offering expenses. The offering was closed in March 2025.

On March 20, 2025, the Company entered into a securities purchase agreement with certain purchasers, pursuant to which the Company will sell to the purchasers in a registered direct offering, an aggregate of 100,000,000 ordinary shares of the Company at a price of $0.30 per share (2,000,000 ordinary shares of par value $150 per share retrospectively adjusted for effect of reverse stock split on May 30, 2025), for aggregate gross proceeds of $30,000,000, before deducting offering expenses. The offering was closed in March 2025.

Share incentive plans

On May 15, 2023, the Board approved and adopted the Company’s 2023 Share Incentive Plan which has 6,000,000 shares (12,000 shares retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024). On June 3, 2023, the Company granted 2,600,000 ordinary shares (104 shares retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025) to its officers, employees and directors as their compensations under the 2023 Share Incentive Plan.

On January 9, 2024, the Compensation Committee of the Board of Directors of the Company granted a stock award of 340,000 ordinary shares (136 shares retrospectively adjusted for effect of reverse stock splits on February 14, 2024, September 24, 2024 and May 30, 2025) of the Company to Mr. Wenshan Xie, Chief Executive Officer of the Company, pursuant to the Company’s 2023 Share Incentive Plans.  50% of the shares vested immediately on the grant date and the remaining 50% of the shares shall vest on six months anniversary of the grant date. For the year ended June 30, 2024, the Company issued 340,000 ordinary shares (136 shares retrospectively adjusted for effect of reverse stock splits on February 14, 2024, September 24, 2024 and May 30, 2025) under the Share Incentive Plan.

On May 28, 2024, the Company registered an aggregate of 3,000,000 ordinary shares to be issued pursuant to the Company’s 2024 Omnibus Equity Plan. For the year ended June 30, 2024, the Company issued 2,100,000 ordinary shares (4,300 shares retrospectively adjusted for effect of reverse stock splits on September 24, 2024 and May 30, 2025) under the equity plan.

On June 24, 2025, the Company registered an aggregate of 330,000 ordinary shares to be issued pursuant to the Company’s 2025 Omnibus Equity Plan. For the year ended June 30, 2025, the Company issued 330,000 ordinary shares to its directors under the equity plan.

Reverse stock splits

On September 8, 2022, the Company’s board of directors approved to effect a one-for-twenty reverse stock split of its ordinary shares with the market effective on September 23, 2022, such that the par value of each ordinary share is increased from US$0.0001 to US$0.002. As a result of the one-for-twenty reverse stock split, each twenty pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split.

On April 12, 2023, the Company announced the effect of a one-for-ten reverse stock split of its ordinary shares approved by the Company’s annual general meeting of shareholders with the market effective on April 13, 2023, such that the par value of each ordinary share is increased from US$0.002 to US$0.02. As a result of the one-for-ten reverse stock split, each ten pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

On September 22, 2023, the Company announced the effect of a one-for-ten reverse stock split of its ordinary shares approved by the Company’s extraordinary general meeting of shareholders with the market effective on September 25, 2023, such that the par value of each ordinary share is increased from US$0.02 to US$0.2. As a result of the one-for-ten reverse stock split, each ten pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

On February 9, 2024, the Company announced the effect of a one-for-five reverse stock split of its ordinary shares approved by the Company’s extraordinary general meeting of shareholders with the market effective on February 14, 2024, such that the par value of each ordinary share is increased from US$0.2 to US$1. As a result of the one-for-five reverse stock split, each five pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

On September 16, 2024, the Company’s extraordinary general meeting approved the resolution of a one-for-ten share consolidation with the market effective on September 24, 2024, such that the par value of each ordinary share is increased from US$1 to US$10. As a result of the one-for-ten reverse stock split, each ten pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

On May 8, 2025, the Company’s extraordinary general meeting approved the resolution of a one-for-fifty share consolidation with the market effective on May 30, 2025, such that the par value of each ordinary share is increased from US$0.001 to US$0.05. As a result of the one-for-fifty reverse stock split, each fifty pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

Capital reorganization and reduction

On November 26, 2024, the shareholders of the Company approved the special resolutions of a capital reorganization, a capital reduction, and the change of authorized share capital of the Company as follows: (i) the par value of issued ordinary shares of par value US$10.00 each be reduced from US$10.00 to US$0.001 by cancelling the paid up share capital to the extent of US$9.999 per issued ordinary share by way of a reduction of capital so as to form new issued ordinary share(s) with par value of US$0.001 each immediately following the capital reduction becoming effective; (ii) the authorized share capital of the Company shall be changed from US$1,000,020,000 divided into (x) 100,000,000 shares designated as ordinary shares with a nominal or par value of US$10 per share and (y) 10,000,000 shares designated as preferred shares with a nominal or par value of US$0.002 per share to US$1,000,020,000 divided into (x) 1,000,000,000,000 shares designated as ordinary shares with a nominal or par value of US$0.001 each and (y) 10,000,000 shares designated as preferred shares with a nominal or par value of US$0.002 each.

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The reserved amounts as determined pursuant to PRC statutory laws totaled $664,100 and $664,100 as of June 30, 2025 and 2024.

Dividends

Dividends declared by the Company are based on the distributable profits as reported in its statutory financial statements reported in accordance with PRC GAAP, which may differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company’s ability to pay dividends is primarily from cash received from its operating activities in PRC. For the years ended June 30, 2025, 2024 and 2023, there were no Company dividend declared.